Exhibit 99.1

World Omni Auto Receivables Trust 2021-B
Monthly Servicer Certificate
August 31, 2022

Dates Covered
Collections Period	08/01/22 - 08/31/22
Interest Accrual Period	08/15/22 - 09/14/22
30/360 Days	30
Actual/360 Days	31
Distribution Date	09/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/22	614,927,358.39	28,680
Yield Supplement Overcollateralization Amount 07/31/22	18,026,186.19	0
Receivables Balance 07/31/22	632,953,544.58	28,680
Principal Payments	25,212,351.21	533
Defaulted Receivables	650,608.69	23
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/22	16,974,745.82	0
Pool Balance at 08/31/22	590,115,838.86	28,124

Pool Statistics	$ Amount	# of Accounts
Pool Factor	55.04%
Prepayment ABS Speed	1.53%
Aggregate Starting Principal Balance	1,102,919,763.19	38,162

Delinquent Receivables:
Past Due 31-60 days	5,954,512.78	232
Past Due 61-90 days	2,070,032.34	75
Past Due 91-120 days	413,693.66	16
Past Due 121+ days	0.00	0
Total	8,438,238.78	323

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.39%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.41%
Delinquency Trigger Occurred	NO

Recoveries	334,649.39
Aggregate Net Losses/(Gains) - August 2022	315,959.30
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.60%
Prior Net Losses/(Gains) Ratio	0.34%
Second Prior Net Losses/(Gains) Ratio	0.22%
Third Prior Net Losses/(Gains) Ratio	0.03%
Four Month Average	0.30%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.24%

Overcollateralization Target Amount	6,786,332.15
Actual Overcollateralization	6,786,332.15
Weighted Average Contract Rate	3.89%
Weighted Average Contract Rate, Yield Adjusted	5.48%
Weighted Average Remaining Term	48.01

Flow of Funds	$ Amount
Collections	27,651,418.26
Investment Earnings on Cash Accounts	5,966.94
Servicing Fee	(527,461.29)
Transfer to Collection Account	-
Available Funds	27,129,923.91

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	200,276.03
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	27,664.00
(5) Noteholders' Second Priority Principal Distributable Amount	1,779,854.91
(6) Class C Interest	17,157.00
(7) Noteholders' Third Priority Principal Distributable Amount	15,960,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,786,332.15
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,358,639.82

Total Distributions of Available Funds	27,129,923.91

Servicing Fee	527,461.29
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,013,320,000.00
Original Class B	31,920,000.00
Original Class C	15,960,000.00

Total Class A, B, & C
Note Balance @ 08/15/22	607,855,693.77
Principal Paid	24,526,187.06
Note Balance @ 09/15/22	583,329,506.71

Class A-1
Note Balance @ 08/15/22	0.00
Principal Paid	0.00
Note Balance @ 09/15/22	0.00
Note Factor @ 09/15/22	0.0000000%

Class A-2
Note Balance @ 08/15/22	95,245,693.77
Principal Paid	24,526,187.06
Note Balance @ 09/15/22	70,719,506.71
Note Factor @ 09/15/22	19.2125585%

Class A-3
Note Balance @ 08/15/22	368,080,000.00
Principal Paid	0.00
Note Balance @ 09/15/22	368,080,000.00
Note Factor @ 09/15/22	100.0000000%

Class A-4
Note Balance @ 08/15/22	96,650,000.00
Principal Paid	0.00
Note Balance @ 09/15/22	96,650,000.00
Note Factor @ 09/15/22	100.0000000%

Class B
Note Balance @ 08/15/22	31,920,000.00
Principal Paid	0.00
Note Balance @ 09/15/22	31,920,000.00
Note Factor @ 09/15/22	100.0000000%

Class C
Note Balance @ 08/15/22	15,960,000.00
Principal Paid	0.00
Note Balance @ 09/15/22	15,960,000.00
Note Factor @ 09/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	245,097.03
Total Principal Paid	24,526,187.06
Total Paid	24,771,284.09

Class A-1
Coupon	0.11025%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.20000%
Interest Paid	15,874.28
Principal Paid	24,526,187.06
Total Paid to A-2 Holders	24,542,061.34

Class A-3
Coupon	0.42000%
Interest Paid	128,828.00
Principal Paid	0.00
Total Paid to A-3 Holders	128,828.00

Class A-4
Coupon	0.69000%
Interest Paid	55,573.75
Principal Paid	0.00
Total Paid to A-4 Holders	55,573.75

Class B
Coupon	1.04000%
Interest Paid	27,664.00
Principal Paid	0.00
Total Paid to B Holders	27,664.00

Class C
Coupon	1.29000%
Interest Paid	17,157.00
Principal Paid	0.00
Total Paid to C Holders	17,157.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2309621
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	23.1117481
Total Distribution Amount	23.3427102

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0431261
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	66.6309518
Total A-2 Distribution Amount	66.6740779

A-3 Interest Distribution Amount	0.3500000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.3500000

A-4 Interest Distribution Amount	0.5750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.5750000

B Interest Distribution Amount	0.8666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.8666667

C Interest Distribution Amount	1.0750000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.0750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	72.57
Noteholders' Third Priority Principal Distributable Amount	650.73
Noteholders' Principal Distributable Amount	276.70

Account Balances	$ Amount
Reserve Account
Balance as of 08/15/22	2,659,652.60
Investment Earnings	4,530.27
Investment Earnings Paid	(4,530.27)
Deposit/(Withdrawal)	-
Balance as of 09/15/22	2,659,652.60
Change	-

Required Reserve Amount	2,659,652.60

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$3,742,927.27	$4,030,401.03	$3,787,156.55
Number of Extensions	148	146	138
Ratio of extensions to Beginning of Period Receivables Balance	0.59%	0.61%	0.55%